Income Taxes Disclosure: Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Details
Net operating loss carryforwards	$ 1,407,182	$ 1,372,854
Startup costs	1,827	2,359
Deferred compensation	103,671	238,671
Depreciation (attributable to deferred tax assets)	(38,004)	(16,406)
Deferred tax asset, gross	1,474,676	1,597,479
Less valuation allowance	1,474,676	1,597,459
Deferred tax asset, net	$ 0	$ 0